Stockholders' (Deficit) Equity - Common Stock (Details)	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Stockholders' (Deficit) Equity
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote	1	1
Common stock, shares issued (in shares)		3,550,000	3,550,000
Common stock, shares outstanding (in shares)		3,550,000	3,550,000
Common stock subject to possible redemption
Stockholders' (Deficit) Equity
Common stock, shares outstanding (in shares)		11,500,000	11,500,000
Redemption of common stock issued	1,634,944
Redemption of common stock stock outstanding	1,634,944	11,500,000	11,500,000
Common stock not subject to possible redemption
Stockholders' (Deficit) Equity
Common stock, shares issued (in shares)	3,550,000	3,550,000
Common stock, shares outstanding (in shares)	3,550,000	3,550,000